Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Beginning Balance	$ 2,000	$ 3,124	$ 1,316
Additions Charged To Expense	121	339	1,812
Write-offs	(121)	(1,463)	(4)
Ending Balance	$ 2,000	$ 2,000	$ 3,124